4. Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies Policies Abstract
Basis of Consolidation

4.1.1       Calculation of equity in earnings of investees

Payment of dividends decreases the carrying value of investments.

When required, for calculation of equity in earnings of investees, the investees' financial statements are adjusted to align their policies with the Company's accounting policies.

4.1.2       Subsidiaries

The subsidiaries are entities to which the Company is exposed to or has a right over the variable returns arising from its involvement with them and has the ability to affect those returns exerting its power over the entities.

The financial statements of the subsidiaries are included in the consolidated financial statements as from the date they start to be controlled by the Company until the date such control ceases.

The balances of the subsidiaries’ assets and liabilities, and profit or loss, are consolidated and transactions between consolidated companies are eliminated.

4.1.3       Noncontrolling interests

Noncontrolling interests are presented in equity, separately from the equity attributable to the Company's shareholders. Profits, losses and other comprehensive income are also allocated separately from the ones allocated to the Company's shareholders, even if this procedure results in negative noncontrolling interest balance.

4.1.4        Joint ventures and associates

Joint ventures are entities over which the Company, subject to an agreement, has the ability to affect returns exerting its power in conjunction with other parties, irrespective of the percentage of interest in the voting capital.

Associates are entities over which the Company exerts significant influence regarding financial and operational decisions, without control.

When the share in losses of a joint venture or associate equals or exceeds the accounting balance of the investor’s equity interest in the investee, the investor should discontinue the recognition of its share in future losses. Additional losses will be considered, and a liability will be recognized, only if the investor incurs legal or constructive obligations, or performs payments on behalf of the investee. Should the investee subsequently post profits, the investor should resume the recognition of its interest in these profits only subsequent to the point at which the portion to which it is entitled to in these subsequent profits equals its share in unrecognized losses.

4.1.5       Joint operations (consortiums)

Joint operation is a joint business according to which parties that jointly control the business have rights on assets and obligations regarding liabilities related to the business.

Joint operations are recorded in proportion to the share of interest held in their assets, liabilities and profit or loss.

4.1.6       Business combination

The acquisition analysis is done on a case-by-case basis to determine whether the transaction represents a business combination or an asset purchase. Transactions between companies under common control do not constitute a business combination.

Assets and liabilities acquired in a business combination are accounted for using the acquisition method and are recognized at their fair values at the acquisition date.

The excess of the acquisition cost over the fair value of the net assets acquired (identifiable assets acquired, net of assumed liabilities) is recognized as goodwill in intangible assets. When the amount generated is negative, the bargain purchase gain is recognized directly in profit or loss.

The amount paid that refers specifically to the concession right acquired in a business combination where the acquired entity is a concession operator, whose right to the concession has a known and defined term, is not characterized as goodwill.

In acquisitions of interests in affiliates and in joint ventures, although they do not constitute a business combination, the net assets acquired are also recognized at fair value. Goodwill is presented in the investment.

Financial Instruments

Financial instruments are recognized immediately on the trade date, that is, when the obligation or right arises. They are initially recorded at fair value, unless it is a trade receivables without a significant financing component, plus, for an item not measured at fair value through profit or loss, any directly attributable transaction costs. An accounts receivable from customers without a significant component of financing is initially measured at the price of the transaction.

Fair values are determined based on market prices for financial instruments with active market, and by the present value method of expected cash flows, for those that have no quotation available in the market.

The Company do not operate with derivative financial instruments, except for the purchase and sale of energy contracts disclosed in Statement No. 35.2.12. The company does not operate financial instruments measured at fair value through other comprehensive income.

Financial assets are not reclassified subsequent to initial recognition, unless the Company changes the business model for the management of financial assets, in which case all affected financial assets are reclassified on the first day of the reporting period subsequent to the change in business model.

The Company's financial instruments are classified and measured as described below.

4.2.1       Financial assets recorded at fair value through profit or loss

Financial assets recorded at fair value through profit or loss include financial assets designated upon initial recognition as at fair value through profit or loss or financial assets required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of being sold or repurchased in the near term. Financial assets with cash flows that are not solely payments of principal and interest are classified and measured at fair value through profit or loss, irrespective of the business model. After initial recognition, transaction costs and attributable interest expenses, when incurred, are recognized through profit or loss.

4.2.2       Financial assets measured at amortized cost

Financial assets are classified and measured when: (i) the financial asset is maintained within a business model whose objective is to maintain financial assets in order to receive contractual cash flows; and (ii) the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

4.2.3       Financial liabilities measured at amortized cost

Financial liabilities are measured at amortized cost using the effective interest method. This method is also used to allocate interest expense of these liabilities for the period. The effective interest rate is the rate that discounts estimated future cash flows (including fees paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) over the expected life of the financial liability or, when appropriate, over a shorter period, for the initial recognition of the net carrying amount.

4.2.4     Financial liabilities measured at fair value through Profit or Loss

Financial liabilities designated fair value through profit or loss are stated at fair value with the respective gains or losses in fair value recognized in the statement of income. Net gains or losses recognized in profit or loss include the interest paid on the financial liability.

4.2.5     Derecognition of financial assets and liabilities

The Company derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Company neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.

The Company derecognizes financial liabilities only when its obligations are discharged, cancelled or settled. The difference between the carrying amount of the derecognized financial liability and the corresponding disbursement made or to be made is recorded to profit or loss.

Net Sectorial Financial Assets and Liabilities

According to the amendment to the concession agreement of distribution companies, the Company records changes in sectorial financial assets and liabilities. Until the next tariff adjustment/review process, when the Concession Grantor approves the transfer as components of the power tariff and thus, it passes the adjustment on to consumers in the next tariff cycle, which occurs on June 24 of each year.

In the event of termination of the concession for any reason, the residual values of Part A items and other financial components not recovered or returned through tariff are incorporated in the calculation of compensation or deducted from unamortized assets indemnity values, thus protecting rights or obligations of the distribution company to the Concession Grantor.

Accounts Receivable Related to the Concession

Refer to financial assets of the concessions with unconditional right to receive cash by the Company, guaranteed by the Concession Grantor by contractual clause and specific legislation.

4.4.1    Power distribution service concession

The concession agreement for electricity distribution provides that the users of the public service remunerate part of the investments made by the concessionaire and the Concession Grantor at the end of the concession indemnifies the other party. This model provides for the recognition of financial assets, contract assets in the construction period and intangible assets.

The portion recognized as financial asset refers to the indemnity set forth in the public power distribution service concession agreements, which the Company understands as an unconditional right to cash payments from the Concession Grantor upon expiration of the concession. This indemnification aims to reimburse the Company for investments made in infrastructure, without recovery, through the tariff.

The cash flows related to these assets are determined taking into account the Regulatory Compensation Basis (Base de Remuneração Regulatória or BRR, in Portuguese), defined by the Concession Grantor. The methodology of the BRR is based on the replacement cost of the assets that make up the power distribution infrastructure related to the concession.

4.4.2    Piped gas distribution service concession

Gas concession agreement follows the bifurcated model, whereby part of the investments made by the concession operator is paid by users of the public service and the other part is indemnified by the Concession Grantor, the State of Paraná, at the end of the concession. This model provides for recognition of a financial asset, a contract asset in the construction period and an intangible asset.

The amount recognized as a financial asset is the amount that will be indemnified by the Concession Grantor corresponding to the investments made in the last ten years prior to the end of the concession as foreseen in the agreement and that, according to Management, assures the unconditional right to receive cash at the end of the concession. The indemnity assumption is based on the replacement cost of the concession assets.

4.4.3    Bonus for the grant of quota system generation concession agreement

The quota system generation concession agreement provides for the payment of a bonus for the grant to the Concession Grantor, pursuant to paragraph 7 of article 8 of Law 12,783/2013.

This bonus is recognized as a financial asset because it represents an unconditional right to receive cash, guaranteed by the Concession Grantor during the term of the concession and without risk of demand.

The remuneration of this financial asset is based on the Weighted Average Cost of Capital -  WACC defined by the National Energy Policy Council (CNPE) in Resolution 2/2015, which is being presented in the statement of income as operating revenue in accordance with the Company's business model.

4.4.4     Transmission concession – Reassessment of assets of the Basic Network of the Existing System

Refers to the right to reimbursement of the Concession Agreement No. 060/2001 arising from the Annual Revenue Allowed not received in the period from January 2013 to June 2017. The balance includes monetary adjustment and interest rates (Note 10.5).

4.4.5     Concession of power generation

The Company has operated and operates concession agreements for power generation that contain indemnification clauses for the infrastructure not depreciated, amortized and/or received during the concession term. After maturity, the residual balance of the assets is transferred to Accounts receivable related to the concession. At the end of each reporting period, Management evaluates the recoverability of the asset, remeasuring its cash flow based on its best estimate.

Contract Assets

Represented by the construction in progress or in service of the infrastructure delegated by the Concession Grantor, conditional upon the receipt of revenue not only by the passage of time, but after fulfilling the performance obligation to maintain and operate the infrastructure.

4.5.1   Power distribution service concession

Represents the concessionaire's contractual right related to the works under construction to meet the needs of the concession, accounted for at cost plus financial charges, when applicable.

When the assets are put into operation, the assets are transferred to the intangible asset, in the amount equivalent to what will be remunerated by the user through payment of the fee for the use of the services, or to the accounts receivable associated to the concession, in the amount equivalent to the residual portion of the assets not amortized, which will be reverted to the Concession Grantor through indemnification at the end of the concession.

4.5.2    Power gas distribution service concession

Construction in progress for the distribution of piped gas which will be transferred to intangible assets upon their entry in operation and to the extent that the right (authorization) is received to charge the users of the public service. The amount that will not be amortized within the term of the concession is presented in financial assets, indemnified at the end of the concession by the Concession Grantor according to contractual definition.

4.5.3    Power transmission concession

Represents the balance of public electricity transmission contracts signed with the Concession Grantor to build, operate and maintain the high voltage lines and substations of the generation centers up to the distribution points.

During the term of the concession agreement, the Company receives, subject to its performance, a remuneration denominated Annual Revenue Allowance (RAP) that remunerates the investments made in the construction of the infrastructure and covers the costs of operation and maintenance incurred. After the start of the commercial operation, this revenue is recognized in the statement of income to the extent that the operation and maintenance service are provided, and the portion of the revenue recognized in the construction phase, referring to the remuneration of the constructed assets, is billed, and will be presented in trade accounts receivable until their actual receipt.

The assets arising from the construction of the transmission infrastructure are formed by the recognition of construction revenue (NE 4.13) and by their financial remuneration (NE 4.12.2).

Upon expiration of the concession, any uncollected amounts related to the construction of infrastructure shall be received directly from the Concession Grantor, as an unconditional right to cash reimbursement pursuant to the concession agreement, as compensation for investments made and not recovered through tariffs (RAP).

Accounts Payable Related to the Concession

These refer to the amounts set forth in the concession agreement in connection with the right to explore hydraulic energy potential (onerous concession), whose agreement is signed as Use of Public Property (Uso do Bem Público or UBP, in Portuguese) agreements. The asset is recognized on the date of signature of the concession agreement corresponding to the present value of future cash payments for the concession. The liability is then remeasured using the effective interest rate and reduced by contractual payments.

Inventories (including property, plant and equipment and contract assets)

Materials and supplies in inventory, classified under current assets and those assigned for investments, classified under property, plant and equipment, and contract assets, have been recorded at their average acquisition cost. Recorded amounts do not exceed their net realizable value.

Property, Plant and Equipment

The property, plant and equipment related to the public service concession agreement are depreciated according to the straight-line method based on annual rates set forth and reviewed periodically by ANEEL, which are used and accepted by the market as representative of the economic useful lives of the assets related to concession's infrastructure. Property, plant and equipment related to contracts for the use of public property under the independent electricity producer scheme are depreciated based on annual rates established by ANEEL limited to the concession period. All other property, plant and equipment are depreciated using the straight-line method based on estimates of their useful lives, which is reviewed annually and adjusted if necessary.

Costs directly attributable to construction works as well as interest and financial charges on borrowings from third parties during construction are recorded under property, plant and equipment in progress, if it is probable that they will result in future economic benefits for the Company.

Intangible Assets

These comprise software acquired from third parties and software developed in-house and are measured at acquisition cost and amortized over five years, besides Intangible assets from Concession Agreements below.

4.9.1     Onerous concession of electric power generation

Corresponds to acquisition of exploration rights on hydropower potential whose onerous concession contract is signed as Use of Public Property - UBP.

During construction work, this asset is recognized at the present value of future cash disbursements during the Concession Agreement term. When commercial operation starts, the amount starts to be amortized over the concession period.

4.9.2     Hydrological risk renegotiation (Generation Scaling Factor - GSF)

Asset consisting of the renegotiation of the hydrological risk under the terms of Law No. 13,203/2015, arising from the excess amount between the amounts recovered from the cost with the adjustment of the Energy Reallocation Mechanism - MRE (GSF), subtracted from the total cost of the risk premium to be amortized over the energy supply period in the regulated environment. The amount was transformed by ANEEL into an extension of the concession period, which is amortized on a straight-line basis as from January 1, 2016 until the end of the new concession period, according to note 14.1.

4.9.3     Power distribution service concession

This comprises the right to control infrastructure, built or acquired by the operator or provided to be used by the operator as part of the electric energy public service concession, and the right to charge fees to the users of the public service.

Intangible assets are recorded at their fair acquisition and construction value, less accumulated amortization and impairment losses, when applicable. The amortization of intangible assets reflects the pattern in which it is expected that future economic benefits will flow to the Company during the concession period.

During the infrastructure construction phase costs are classified as contract assets (NE 4.5).

4.9.4     Piped gas distribution service concession

Intangible assets for piped gas distribution services, which correspond to the right to charge users for the gas supply.

This intangible asset was initially recognized at acquisition or construction cost, plus interest and other capitalized finance charges. This asset is amortized using the straight-line basis over its estimated useful life, considering the economic benefits generated by intangible assets.

During the infrastructure construction phase costs are classified as contract assets (NE 4.5).

4.9.5     Intangible assets acquired separately

Intangible assets with a finite useful life, acquired separately, are recorded at cost, less accumulated amortization and accumulated impairment losses. Amortization is recognized using the straight-line method based on the estimated useful lives of the corresponding assets. The estimated useful lives and the amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis.

4.9.6     Derecognition of intangible assets

An intangible asset is derecognized when no future economic benefits are expected from use or disposal. Gains or losses arising from disposal of an intangible asset are recognized in profit or loss, measured as the difference between net disposal proceeds and the carrying amount of the asset.

Impairment of Assets

Assets are assessed to detect evidence of impairment.

4.10.1     Financial assets

Provisions for losses on financial assets are based on assumptions about default risk and expected loss rates. The Company uses judgment to establish these assumptions and to select the data for the calculation of the impairment, based on the Company's history, on the existing market conditions and on the future estimates at the end of each year.

The Company applies the simplified approach of IFRS 9 to the measurement of expected credit losses by considering a provision for expected loss over a useful life for all trade accounts receivable. To measure expected credit losses, trade accounts receivable are grouped based on shared credit risk characteristics and overdue days.

4.10.2     Non-financial assets

Assets under formation arising from onerous concession and concession rights and/or authorization to generate electricity are classified as intangible assets. Impairment is  tested along with the other assets of that cash-generating unit.

Whenever there is a loss resulting from situations where an asset’s carrying value exceeds its recoverable value, defined as the higher of the asset’s value in use or its net selling price, this loss is recognized in profit or loss for the year.

For impairment testing purposes, assets are grouped at the lowest levels for which there are separately identifiable cash flows (Cash Generating Units - CGU).

The amount of the impairment of non-financial assets is reviewed at the reporting date. In case of reversal of impairment losses which had been recorded in prior years, this reversal is recognized in current year's profit or loss.

The Impairment of contract assets in their construction phase are tested immediately, mainly considering the use of the effective interest rate fixed at the beginning of the project and carried to the end of the concession cash flow. After the beginning of the commercial operation, the portion of revenue recognized is tested for impairment in the accounts receivable from customers. For the receivable part conditioned to fulfill the performance obligation to maintain and operate the infrastructure, the Company has no history and no expectation of losses, since amount are subject to guarantee structures, via shared apportionment of eventual default losses among the other members of the national interconnected system managed by the “Operador Nacional do Sistema” (ONS) and by jurisdiction of the sector.

Provisions

Provisions are recognized when: i) the Company has a present obligation (legal or constructive) resulting from a past event, ii) it is probable (i.e., more likely than not) that an outflow of resources embodying economic benefits will be required to settle the obligation, and iii) a reliable estimate can be made of the amount to settle the obligation.

The estimates of outcomes and financial impacts are determined by the Company, which requires use of judgment by Management, supplemented by the experience of similar past transactions and, in some cases, by independent expert reports.

Environmental liabilities are recognized as the Company assumes formal obligations before regulatory agencies or becomes aware of potential risks related to environmental issues, which may lead to cash disbursements that are deemed probable and that may be estimated. During the project implementation phase, the accrued amounts are included in property, plant and equipment (generation), construction cost (transmission) or contract assets (distribution). At the start of operations, all costs included in the Operating License, whose programs will be executed during the concession and the respective disbursement has not yet occurred, are measured and adjusted to present value according to the estimated cash flow of disbursements and recorded as environmental provisions matched against the assets related to the project, being adjusted periodically.

Once the project enters commercial operation, all costs or expenses incurred with environmental programs related to the project’s operation and maintenance licenses are analyzed according to their nature and included in profit or loss for the period.

Revenue Recognition

4.12.1     Revenue from contracts with customers

Revenue is measured based on the consideration that the Company expects to receive in a contract with the customer, net of any variable consideration. The Company recognizes revenues when it transfers control of the product or service to the customer. The Company's operating revenue comes mainly from the electricity supply and from the electric network availability.

The revenue from electricity supply is recognized monthly based on the data for billing that are determined by the average MW of contracted electricity and declared with the CCEE. When the information is not available, the Company, estimates the revenue considering the contracts’ rules, the price estimate and the volume provided.

For wind power generation companies subject to minimum generation amounts, the Company understands that it is subject to variable consideration, and for this reason, includes a provision for non-performance based on the annual generation estimates, reducing revenue.

Revenue from electric power supply and network availability is recognized monthly based on measured and effectively billed energy. In addition, the Company records unbilled revenue, calculated from the period between the last billing and the end of each month, by estimate based on the last measurement taken. In the concession contract for the public electricity distribution service, non-performance compensations are provided for quality indicators that, when incurred, reduce electricity availability revenue.

4.12.2     Interest income

Interest income is recognized when it is probable that future economic benefits will flow to the Company and its amount can be reliably measured. Interest income is recognized on a straight-line basis and based on time and the effective interest rate on outstanding principal amounts. The effective interest rate is the one that discounts the estimated future cash receipts calculated during the estimated life of the financial asset in relation to initial net carrying amount of that asset.

Regarding the financial and contract assets of the power transmission concession, financial compensation revenue is recognized using the discount rate established at the beginning of each project, which is presented in the statement of income as operating income in accordance with the Company's business model.

Construction Revenues and Costs

Revenue related to construction services for infrastructure in the power transmission and distribution services, and gas distribution, are recognized using the percentage of completion (PoC) method at each reporting period and measured on the basis of the proportion of costs incurred in relation to the total estimated costs of the distribution and transmission concession contracts. Related costs are recognized in the statement of income as construction cost.

Given that Copel DIS and Compagás outsource the construction of distribution infrastructure to unrelated parties through works carried out in the short term, the construction margin to the power and gas distribution activities result in no significant amounts, resulting in the non-recognition of such margin.

The construction margin adopted for the transmission activity for the years 2018 and 2017 was 1.65%, and results from a calculation methodology which takes into account the respective business risk.

Power Purchase and Sales Transactions in the Spot Market (Electric Energy Trading Chamber - CCEE)

Power purchase and sale transactions in CCEE are recorded on the accrual basis of accounting, based on data released by CCEE, which are calculated by the product of the Differences settlement prices - PLD multiplied by the energy surplus declared with CCEE, or, when such information is not available in a timely manner, by an estimate prepared by Management.

Power Purchase and Sale Transactions in the Active Market

The Company negotiates energy purchase and sale agreements in the active market and part of its contracts are classified as derivative financial instruments measured at fair value through profit or loss.

Unrealized net gains or losses arising from the mark-to-market of these contracts ( the difference between contractual and market prices) are recognized in the statement of income.

Leases	Leases are classified as finance leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee. Other leases are classified as operating.
Standards Applicable to the Company Effective January 1, 2018

The following accounting pronouncements were reviewed and had no material effect on the transactions carried out by the Company in periods prior to or after the effective date, of January 1, 2018:

(i)       IFRIC 22 - Foreign Currency Transactions and Advance Consideration;
(ii)      IFRS 2 - Share-based payment;
(iii)     IAS 40 - Investment Property;
(iv)     IAS 28 - Investments in Associates and Joint Ventures; and
(v)      Annual Review of IASB 2014-2016.

Furthermore, the Company adopted the following standards, with effects from January 1, 2018:

4.17.1     IFRS 9 – Financial instruments

The Company adopted IFRS 9 applying the exemption set forth in item 7.2.15 of the standard, which allows it not to restate prior period’s comparative information due to the changes in classification and measurement of financial instruments.

The new standard establishes three categories for classification and measurement of financial assets: (i) measured at fair value through profit or loss; (ii) measured at amortized cost, based on the business model within which they are held and the characteristics of their contractual cash flows; and (iii) measured at fair value through other comprehensive income. The initial adoption had the following impacts on the classification of the Company's financial assets:

Financial instrument	Classification as IAS 39	New classification (IFRS 9)
Bonds and securities	Available for sale	Fair value through profit or loss
Collaterals and escrow accounts	Loans and receivables	Amortized cost
Trade accounts receivable	Loans and receivables	Amortized cost
CRC transferred to the State Government of Paraná	Loans and receivables	Amortized cost
Sectorial financial assets	Loans and receivables	Amortized cost
Accounts receivable related to the concession -
transmission (amortizable)	Loans and receivables	(a)
Accounts receivable related to the concession -
transmission (indemnable)	Loans and receivables	(a)
Accounts receivable related to the concession -
bonus from the grant	Loans and receivables	Amortized cost
Accounts receivable related to the concession - distribution	Available for sale	Fair value through profit or loss
Accounts receivable related to the concession compensation	Available for sale	Fair value through profit or loss
State of Paraná - Government Programs	Loans and receivables	Amortized cost
Other temporary investments	Available for sale	Fair value through profit or loss
(a) Rights that are now considered as contract assets, in accordance with IFRS 9. (Note 11)

The standard also requires the Company’s Management to carry out an assessment of its financial assets for a time span of twelve months or throughout the life of the asset and record the effects when there is indication of expected credit losses (ECLs) on financial assets. IFRS 9 defined the expected credit loss model, which requires an entity to account for ECLs and changes in those expected credit losses at each reporting date to reflect changes in credit risk since initial recognition.

Previously, impairment of accounts receivable was presented as incurred losses. Uncollectable individual accounts receivable were written off through the direct reduction of the accounting value.

Since the adoption of the new standard, the Company has applied the simplified approach whereby expected losses are recognized throughout the life of financial assets of trade accounts receivable. The effect on the balance sheet as of January 1, 2018 arising from this new accounting policy is presented in Note 4.17.3.

With regard to financial liabilities, IFRS 9 defines that any change in fair value of a financial liability designated as at fair value through profit or loss attributable to changes in the credit risk of that liability should be stated in other comprehensive income and not in the statement of income, unless such recognition results in a mismatching in the statement of income. There was no impact on the classification of Company’s financial liabilities.

4.17.2     IFRS 15 - Revenue from contracts with customers

The Company opted to adopt the IFRS 15 standard on the date of the initial application as an adjustment to the opening balance, considering only contracts entered into prior to the date of application, as set forth in IFRS 15.

The standard establishes that an entity shall recognize revenue to represent the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Therefore, an entity recognizes revenue when (or as) the entity satisfies a performance obligation, i.e., when the "control" over the goods and services in a certain operation is transferred to the customer.

The standard also determines that when the Company completes the performance by transferring goods or services to the customer before payment of the consideration or before payment is due, the entity must present this right as a contract asset.

The contract asset is defined by the standard as the right to the consideration in exchange for goods or services transferred to the customer when this right is conditioned to something beyond the passage of time, for instance, its future performance.

The effects on the balance sheet resulting from the adoption of this standard are presented in Note 4.17.3.

In addition, as a result of the new standard, in the energy distribution segment, the Company changed the method for accounting compensation of non-performance evidenced by the availability indicators, which were previously recorded as operating expenses and are currently recorded reducing revenue from electric network availability.

4.17.3     Effect on the financial statements

The differences in accounting balances of financial assets and liabilities resulting from the initial adoption of IFRS 15 and IFRS 9 were recognized in retained earnings, totaling R$ 160,533, as shown below:

	12.31.2017	Effects of applying IFRS 15	Effects of applying IFRS 9	01.01.2018
STATEMENTS OF FINANCIAL POSITION
Assets	33,162,377	(150,428)	(14,496)	32,997,453
Current assets	5,701,834	(2,960)	(18,608)	5,680,266
Trade accounts receivable (a) (b)	2,733,240	(2,960)	(18,507)	2,711,773
Other current receivables (a)	409,351	-	(101)	409,250
Accounts receivable related to the concession (c)	149,744	(66,366)	-	83,378
Contract assets (c)	-	66,366	-	66,366
Noncurrent assets	27,460,543	(147,468)	4,112	27,317,187
Trade accounts receivable (a)	261,082	-	(3,356)	257,726
Accounts receivable related to the concession (c)	4,429,237	(2,066,325)	-	2,362,912
Contract assets (c)	-	2,774,142	-	2,774,142
Deferred income tax and social contribution	915,492	1,280	7,468	924,240
Investments (d)	2,570,643	(148,748)	-	2,421,895
Intangible assets in progress (c)	9,829,450	(707,817)	-	9,121,633
Liabilities	33,162,377	(150,428)	(14,496)	32,997,453
Equity	15,510,503	(150,428)	(14,496)	15,345,579
Attributable to controlling shareholder's	15,207,842	(150,428)	(14,496)	15,042,918
Equity valuation adjustments (e)	895,601	-	(4,391)	891,210
Accumulated profit	-	(150,428)	(10,105)	(160,533)

a)	Increase of R$ 21,863 in expected credit losses from trade accounts receivable and R$ 101 in expected credit losses from other receivables, recognized in retained earnings net of taxes.
b)	In the telecommunications segment, revenue from activation is recognized at a point in time if the customer opts for non-loyalty of the connectivity plan. If the customer opts for loyalty, a discount is applied to the amount of the service rendered during the plan and the revenue will be deferred for a twelve-month period. The Company assessed that the deferred revenue adjustment to be recognized on January 1, 2018 was R$ 2,960, based on the agreements in effect on December 31, 2017.
c)	Reclassification of R$ 2,132,691 of accounts receivable related to the concession for contract assets, referring to electricity transmission concession contracts, by IFRS 15, which brought the concept of the right to receive the built infrastructure conditioned to the fulfillment of performance obligations to operate and maintain the infrastructure and not only over time. Reclassification of R$ 707,817 intangible assets in progress to contract assets because works in progress for the distribution of electricity and piped gas were within the scope of IFRIC 12 until December 31, 2017. With the entry into force on January 1, 2018 of IFRS 15 and the revision of IFRIC 12, the Company began to classify as contract assets the works for distribution of electricity and piped gas during the construction period.
d)	As of December 31, 2017, the joint ventures operating in the transmission segment had their electricity transmission concession agreements classified as financial assets within the scope of IAS 39 and IFRIC 12. With the entry into force on January 1, 2018 of IFRS 15, bringing the concept of the right to receive the infrastructure investments conditioned to the fulfillment of performance obligations to operate and maintain the infrastructure and not only by the passage of time, the electricity transmission concession agreements started being classified as contract assets. As a result, the balance of the financial assets of the joint ventures started being classified on January 1, 2018 as contract assets in accordance with the Company's practices, with a reduction in its measurement in the amount of R$148,748 with effect in the Company in the caption Investments, by equity. At the transition, the Company and its joint ventures opted to adopt the standard on the date of initial application as an adjustment to the opening balance, in equity account, considering only agreements outstanding prior to the date of application, as set forth in IFRS 15.
e)	Realization of the fair value of other temporary investments, previously classified as available for sale and recognized in other comprehensive income within the scope of IAS 39. As from January 1, 2018 the fair value of temporary investments started being classified as fair value through profit or loss in accordance with IFRS 9.

New Standards that are Not Yet in Effect

In addition, the standards below, effective as of January 1, 2019 and not early adopted by the Company:

(i)    IAS 28 - Investments in associates and joint ventures;

(ii)   IAS 19 - Employee benefits;

(iii)  IFRS 9 - Financial instruments; and

(iv)  Revision of IASB (2015-2017 cycle).

The Company assessed the application of these changes and do not expect significant impacts on their financial statements due to the adoption of the new requirements.

In addition, the standards below, also effective as of January 1, 2019 and not adopted in advance by the Company were evaluated, as described below.

4.18.1     IFRS 16 - Leases

The pronouncement replaces IAS 17 - Leases, as well as related interpretations (IFRIC 4, SIC 15 and SIC 27). It eliminates the operating lease accounting for the lessee, presenting a single lease model consisting of initially recognizing all leases in intangible assets (Right-of-Use Assets) and liabilities (Other Accounts Payable) at present value; and recognizing the amortization of the right to use the asset and lease interest separately in the statement of income.

For short-term leases (lease term of 12 months or less) and low-value assets leases (such as computers, printers and mobile devices), the Company will choose to recognize lease expenses on a straight-line basis as provided for in IFRS 16.

Management intends to apply the modified retrospective transition method, which does not require the presentation of comparative information, and the liability and the right-of-use asset are recognized at the present value of the remaining payments.

As of January 1st, 2019 the Company will recognize a right to use asset and a lease liability at the present value of approximately R$ 114,000, resulting in a variation of no more than 0.5% of the total consolidated assets as of December 31, 2018, with no impact on equity.

4.18.2     IFRIC 23 - Uncertainty over Income Tax Treatments

The interpretation explains how to apply the recognition and measurement requirements of IAS 12 - Income Taxes where there is un/certainty over a tax treatment. In accordance with certain requirements, such as where the tax authority is most likely not to accept certain treatment, the entity shall recognize and measure its current or deferred tax, asset or liability, applying the requirements of IAS 12 based on taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and ruling statutory tax rates, considering this non-acceptance.

The Company is evaluating the income tax treatments and has the perspective of concluding that the application of the standard will not have significant impacts on its results.